INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
11.	INCOME TAXES

Income tax expense consists of the following:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense:	168,924	83,216	141,578
Deferred income tax (benefit) expense:	(131,917)	25,595	(15,854)
Total income tax expense	37,007	108,811	125,724

Cayman Islands

Jiayin Group Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Jiayin Group Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

The Parent Company subsidiary, Geerong (HK) Limited, is located in Hong Kong and is subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Parent Company are not subject to any Hong Kong withholding tax. No income tax provision has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2019, 2020 and 2021, respectively.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Company’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%. High-technology enterprises may obtain a preferential tax rate of 15% provided they meet the related criteria. Shanghai Chuangzhen Software Co., Ltd. has been qualified as an eligible software enterprise. As a result of this qualification, it is entitled to a tax holiday of a full exemption for year 2020 and 2021 in which its taxable income is greater than zero, followed by a three-year 50% exemption.

11.	INCOME TAXES – continued

PRC – continued

Mexico

Aguila Information incorporated in Mexico was subject to corporate income tax at 30%. On January 5, 2021, Aguila Information was deconsolidated by the Company (see Note 7).

Indonesia

The Company’s subsidiary incorporated in Indonesia is subject to Indonesia Income (“CIT”) law. In accordance with the CIT law, an Indonesian resident is subject to worldwide income tax. Corporate income tax is calculated based on corporate taxable income (income less deductible expenses / expenses after fiscal adjustment), and the applicable CIT rate is 25%. Based on Government Regulation No.1 Year 2020 Jo No.30 Year 2020, Corporate Income Tax is adjusted from 25% to 22% for fiscal year 2020 and 2021, and next will be adjusted to 20% for fiscal year 2022.

Nigeria

The Company’s subsidiary incorporated in Nigeria is subject to Nigerian Company Income Tax (“NCIT”) law. In accordance with the NCIT law, a Nigerian Company is subject to worldwide income tax. Corporate income tax is calculated based on corporate taxable income (income less deductible expenses / expenses after fiscal adjustment), and the applicable NCIT rate is 30%.

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Payroll and welfare payable	11,635	10,740
Accrued expenses	10,198	19,920
Property, plant and equipment	—	11
Allowance for receivables and contract assets	56,164	53,343
Net loss carryforward	13,495	21,939
Liabilities related to customer incentive	11,435	11,435
Gross deferred tax assets	102,927	117,388
Valuation allowances	(4,102)	(68,932)
Net deferred tax assets	98,825	48,456
Deferred tax liabilities
Uncollected revenues	(57,890)	—
Total deferred tax liabilities	(57,890)	—
Deferred tax assets, net	40,935	48,456

11.	INCOME TAXES – continued

Deferred tax assets and liabilities have been offset where the Company has a legally enforceable right to do so, and intends to settle on a net basis.

Changes in valuation allowance are as follows:

Year Ended December 31,
2021
RMB
Balance at beginning of the year	(4,102)
Additions	(68,755)
Reversals	2,924
Disposal of subsidiaries	1,001
Balance at end of the year	(68,932)

The Company assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. On the basis of this evaluation, valuation allowances of RMB4,102, and RMB68,932 have been established for deferred tax assets as of December 31, 2020 and 2021 respectively, based on a more likely than not threshold due to cumulated loss and uncertainty of sufficient profit generated in future years for certain subsidiaries within the Company. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

At December 31, 2021, tax loss carry-forward amounted to RMB66,075, and would expire in calendar year 2022 to 2026 if not utilized. The Company operates its business through its subsidiaries and VIEs. The Company does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Company.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Parent Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s PRC subsidiaries have been provided as of December 31, 2020 and 2021. The aggregate undistributed earnings of the Company’s PRC subsidiaries that are available for distribution was nil as of December 31, 2020 and 2021.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company does not accrue deferred tax liabilities on the earnings of the VIEs given that the Company’s VIEs had accumulated deficits as of December 31, 2020 and 2021.

11.	INCOME TAXES – continued

Reconciliations of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	0.00%	0.00%	(0.28)%
Reversal of deferred tax liabilities*	0.00%	0.00%	(9.75)%
Non-deductible expense	6.66%	2.54%	0.81%
Disposal of subsidiaries	0.00%	0.00%	(0.25)%
Research and Development expense super deduction	(2.97%)	(0.62%)	(0.81%)
Effect of tax holiday	(18.86%)	(2.12%)	(4.74%)
Different tax rate of entities operating in other jurisdiction	(0.07)%	4.86%	0.28%
Valuation allowance	0.32%	0.61%	11.09%
Change in tax rate	(3.13)%	0.00%	0.00%
True up	(0.40)%	0.05%	(0.17%)
Effective tax rate	6.55%	30.32%	21.18%

*The collection of revenue related to the legacy P2P lending business was not expected, which led to an increase in the valuation allowance of deferred tax assets related to allowance for receivables and contract assets, along with a reversal of the related deferred tax liability for uncollected revenue

The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Tax saving amount due to HNTE status	106,516	—	—
Tax saving amount due to Software enterprise	—	7,527	28,131
Tax expense amount due to other jurisdiction	(411)	(17,405)	(1,690)
Income per share effect-basic and diluted	0.50	(0.05)	0.12

As of December 31, 2021, there are RMB63,766 unrecognized tax benefits related to treatment of a contingent liability that if recognized would affect the annual effective tax rate. The balance is presented as a non-current liability in the consolidated financial statements as of December 31, 2021 due to the fact that the Company does not anticipate payments of cash within one year.

The Company recognizes interest and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. For the years ended December 31, 2020 and 2021, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. The Company has a liability for accrued interest of RMB nil and nil as of December 31, 2020 and 2021, respectively.

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. The Company record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when the Company’s judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Company will record additional tax expense or tax benefit in the period in which such resolution occurs.